Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA VARIABLE PORTFOLIOS, INC.
Voya Small Company Portfolio
(the "Portfolio")
Supplement dated June 1, 2022
to the Portfolio's Class ADV, Class I, Class R6 and Class S Shares
Prospectus, dated May 1, 2022
(the "Prospectus")
On May 25, 2022, the Board of Directors of Voya Variable Portfolios, Inc. approved changes with respect to the Portfolio's principal investment strategies, expense limitation agreement, management fee schedule, sub-advisory fee schedule and portfolio management team.
Effective June 1, 2022, the Prospectus is revised as follows:
1.The section of the Prospectus entitled "Principal Investment Strategies" in the Portfolio's Summary Section is deleted in its entirety and replaced with the following:
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
For this Portfolio, the sub-adviser and the sub-sub adviser (together, the "Sub-Adviser") defines small-capitalization companies as companies that are included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations that fall within the range of the market capitalizations of companies included in the S&P SmallCap 600® Index or the Russell 2000® Index. The market capitalization of companies within the S&P SmallCap 600® Index and the Russell 2000® Index will change with market conditions. The market capitalization range of companies in the S&P SmallCap 600® Index as of December 31, 2021, ranged from $208.2 million to $7.9 billion. The market capitalization range of companies in the Russell 2000® Index as of December 31, 2021, ranged from $31.6 million to $14 billion.
The Portfolio may also invest in real estate-related securities including, real estate investment trusts.
The Portfolio may invest in derivative instruments including, but not limited to, put and call options. The Portfolio typically uses derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, to maintain equity market exposure on its cash balance, and/or to seek to enhance returns in the Portfolio. The Portfolio may also invest, to a limited extent, in foreign stocks and depositary receipts.
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
In managing the Portfolio, the Sub-Adviser invests in a portfolio of stocks that it believes have the potential to outperform the Portfolio's benchmark index over the long term. The Sub-Adviser uses quantitative methods, including artificial intelligence ("AI") models, to select securities and to support portfolio trading.
To select securities, the AI model analyzes a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases, news articles). The AI model seeks to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically led to outperformance. The Sub-Adviser may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser oversee the operation of all quantitative models to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models.
In evaluating investments for the Portfolio, the Sub-Adviser normally expects to take into account environmental, social, and governance ("ESG") factors to determine whether any or all of those factors might have a material effect on the value, risks, or prospects of a company. The Sub- Adviser intends to rely primarily on factors identified through its proprietary empirical research as material to a particular company or the industry in which it operates.
The Sub-Adviser may give ESG factors equal consideration or may focus on one or more of those factors as the Sub-Adviser considers appropriate. The Sub-Adviser may consider specific ESG metrics or a company's progress or lack of progress toward meeting ESG targets. ESG factors will be only one consideration in the Sub-Adviser's evaluation of any potential investment, and the effect, if any, of ESG factors on the Sub-Adviser's decision whether to invest in any case will vary depending on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331⁄3% of its total assets.

Voya Small Company Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA VARIABLE PORTFOLIOS, INC.
Voya Small Company Portfolio
(the "Portfolio")
Supplement dated June 1, 2022
to the Portfolio's Class ADV, Class I, Class R6 and Class S Shares
Prospectus, dated May 1, 2022
(the "Prospectus")
On May 25, 2022, the Board of Directors of Voya Variable Portfolios, Inc. approved changes with respect to the Portfolio's principal investment strategies, expense limitation agreement, management fee schedule, sub-advisory fee schedule and portfolio management team.
Effective June 1, 2022, the Prospectus is revised as follows:
1.The section of the Prospectus entitled "Principal Investment Strategies" in the Portfolio's Summary Section is deleted in its entirety and replaced with the following:
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
For this Portfolio, the sub-adviser and the sub-sub adviser (together, the "Sub-Adviser") defines small-capitalization companies as companies that are included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations that fall within the range of the market capitalizations of companies included in the S&P SmallCap 600® Index or the Russell 2000® Index. The market capitalization of companies within the S&P SmallCap 600® Index and the Russell 2000® Index will change with market conditions. The market capitalization range of companies in the S&P SmallCap 600® Index as of December 31, 2021, ranged from $208.2 million to $7.9 billion. The market capitalization range of companies in the Russell 2000® Index as of December 31, 2021, ranged from $31.6 million to $14 billion.
The Portfolio may also invest in real estate-related securities including, real estate investment trusts.
The Portfolio may invest in derivative instruments including, but not limited to, put and call options. The Portfolio typically uses derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, to maintain equity market exposure on its cash balance, and/or to seek to enhance returns in the Portfolio. The Portfolio may also invest, to a limited extent, in foreign stocks and depositary receipts.
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
In managing the Portfolio, the Sub-Adviser invests in a portfolio of stocks that it believes have the potential to outperform the Portfolio's benchmark index over the long term. The Sub-Adviser uses quantitative methods, including artificial intelligence ("AI") models, to select securities and to support portfolio trading.
To select securities, the AI model analyzes a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases, news articles). The AI model seeks to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically led to outperformance. The Sub-Adviser may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser oversee the operation of all quantitative models to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models.
In evaluating investments for the Portfolio, the Sub-Adviser normally expects to take into account environmental, social, and governance ("ESG") factors to determine whether any or all of those factors might have a material effect on the value, risks, or prospects of a company. The Sub- Adviser intends to rely primarily on factors identified through its proprietary empirical research as material to a particular company or the industry in which it operates.
The Sub-Adviser may give ESG factors equal consideration or may focus on one or more of those factors as the Sub-Adviser considers appropriate. The Sub-Adviser may consider specific ESG metrics or a company's progress or lack of progress toward meeting ESG targets. ESG factors will be only one consideration in the Sub-Adviser's evaluation of any potential investment, and the effect, if any, of ESG factors on the Sub-Adviser's decision whether to invest in any case will vary depending on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331⁄3% of its total assets.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
For this Portfolio, the sub-adviser and the sub-sub adviser (together, the "Sub-Adviser") defines small-capitalization companies as companies that are included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations that fall within the range of the market capitalizations of companies included in the S&P SmallCap 600® Index or the Russell 2000® Index. The market capitalization of companies within the S&P SmallCap 600® Index and the Russell 2000® Index will change with market conditions. The market capitalization range of companies in the S&P SmallCap 600® Index as of December 31, 2021, ranged from $208.2 million to $7.9 billion. The market capitalization range of companies in the Russell 2000® Index as of December 31, 2021, ranged from $31.6 million to $14 billion.
The Portfolio may also invest in real estate-related securities including, real estate investment trusts.
The Portfolio may invest in derivative instruments including, but not limited to, put and call options. The Portfolio typically uses derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, to maintain equity market exposure on its cash balance, and/or to seek to enhance returns in the Portfolio. The Portfolio may also invest, to a limited extent, in foreign stocks and depositary receipts.
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
In managing the Portfolio, the Sub-Adviser invests in a portfolio of stocks that it believes have the potential to outperform the Portfolio's benchmark index over the long term. The Sub-Adviser uses quantitative methods, including artificial intelligence ("AI") models, to select securities and to support portfolio trading.
To select securities, the AI model analyzes a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases, news articles). The AI model seeks to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically led to outperformance. The Sub-Adviser may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser oversee the operation of all quantitative models to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models.
In evaluating investments for the Portfolio, the Sub-Adviser normally expects to take into account environmental, social, and governance ("ESG") factors to determine whether any or all of those factors might have a material effect on the value, risks, or prospects of a company. The Sub- Adviser intends to rely primarily on factors identified through its proprietary empirical research as material to a particular company or the industry in which it operates.
The Sub-Adviser may give ESG factors equal consideration or may focus on one or more of those factors as the Sub-Adviser considers appropriate. The Sub-Adviser may consider specific ESG metrics or a company's progress or lack of progress toward meeting ESG targets. ESG factors will be only one consideration in the Sub-Adviser's evaluation of any potential investment, and the effect, if any, of ESG factors on the Sub-Adviser's decision whether to invest in any case will vary depending on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331⁄3% of its total assets.